Deferred Costs and Deferred Revenues - Schedule of Deferred Costs and Deferred Revenues (Details) - USD ($)	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Revenue from Contract with Customer [Abstract]
Deferred contract costs		$ 57,392	$ 68,427
Deferred revenues	$ 133,436	$ 142,340	$ 201,762